Cash and Cash Equivalents Disclosure of Detailed Information About Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash at bank and on hand		$ 585		$ 503
Short-term bank deposits	$ 1,390	1,886	$ 1,300	2,173
Total cash and cash equivalents	$ 1,592	$ 2,471	$ 1,785	$ 2,676	[1]	$ 1,239	$ 1,284

[1]	Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.